Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Statement [Line Items]
Commitments and Contingencies

Note 11. Commitments and Contingencies

The Company is subject to claims, legal proceedings, governmental actions, and assessments from time to time in the ordinary course of business, including without limitation, actions with respect to intellectual property, employment, regulatory, product liability and contractual matters. In connection with these matters, the Company regularly assesses the probability and amount (or range) of possible issues based on the developments in these matters and more generally the significance of these matters to the Company. A liability is recorded in the accompanying consolidated financial statements if it is determined that it is probable that a loss has been incurred and the amount (or range) of the loss can be reasonably estimated. The Company’s management currently does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows; provided, however, if any such matters, individually or in the aggregate, are decided adversely to the Company, then such matters may have a material adverse effect.

In January 2023, MariaDB received a demand letter on behalf of a financial services company that advised Legacy MariaDB in connection with a financing transaction which closed in January 2022, for which that financial services company had provided advisory services and for which MariaDB paid its fee. The demand is for an additional fee based on a de-SPAC transaction which closed in December 2022. In February 2023, a second financial services company sent MariaDB an additional invoice under the same circumstances. Together, the additional fees sought by the two financial services companies amount to approximately $7.5 million. MariaDB denies that it owes any additional fees, and no legal proceedings have been filed in connection with these fee claims. MariaDB intends to defend any legal proceedings that may be filed. However, the final resolution of the matter is currently uncertain. At this time, the Company has not made an accrual in connection with this matter.

Mariadb Corporation Ab
Statement [Line Items]
Commitments and Contingencies

Note 12. Commitments and Contingencies

The Company is subject to claims and assessments from time to time in the ordinary course of business, including without limitation, actions with respect to intellectual property, employment, regulatory, product liability and contractual matters. In connection with these proceedings or matters, the Company regularly assesses the probability and amount (or range) of possible issues based on the developments in these proceedings or matters. A liability is recorded in the accompanying consolidated financial statements if it is determined that it is probable that a loss has been incurred, and that the amount (or range) of the loss can be reasonably estimated. The Company’s management does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.